Other Receivables and Prepaid Expenses	12 Months Ended
Dec. 31, 2013
Other Receivables and Prepaid Expenses [Abstract]
OTHER RECEIVABLES AND PREPAID EXPENSES
NOTE 4 – OTHER RECEIVABLES AND PREPAID EXPENSES

Other receivables and prepaid expenses are summarized as follows:

	December 31, 2013	December 31, 2012
Other receivables and deposits	$211,522	$159,374
Prepaid expenses	3,280	-
Due from staff and others	1,268	-
	$216,070	$159,374